Convertible preferred shares (Tables)	12 Months Ended
Dec. 31, 2023
Convertible preferred shares
Schedule of movement of convertible preferred shares

Total
	number of	Total
	shares	amount
RMB
Balance as of January, 2021	816,245,752	189,838,979
Conversion of preferred shares to ordinary shares	(816,245,752)	(189,838,979)
Balance as of December 31, 2021	—	—
Balance as of December 31, 2022	—	—
Balance as of December 31, 2023	—	—